Retirement Plans - Schedule of Retirement Plans Amounts Recognized in Consolidated Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 44.8	$ 45.1	$ 51.4
Interest cost	204.6	197.8	310.3
Expected return on plan assets	(328.4)	(313.1)	(412.3)
Amortization of net actuarial loss (gain)	21.2	25.4	11.0
Amortization of prior service cost (credit)	4.7	4.1	3.9
Curtailment gain	(0.6)	0.0	(1.6)
Settlement (gain) loss	(0.5)	32.7	370.7
Special termination benefits	0.0	12.5	18.4
Company defined benefit plan (income) expense	(54.2)	4.5	351.8
Multiemployer and other plans	1.4	4.7	5.8
Net pension (income) cost	(52.8)	9.2	357.6
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.5	0.9	2.3
Interest cost	7.9	7.4	8.1
Amortization of net actuarial loss (gain)	0.3	(1.3)	(2.0)
Amortization of prior service cost (credit)	(4.4)	(4.5)	(2.1)
Curtailment gain	(0.1)	(0.3)	0.0
Net pension (income) cost	$ 5.2	$ 2.2	$ 6.3